Costs of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Costs of Sales
Costs of stream sales	$ 114.3	$ 164.5
Mineral production taxes	2.5	2.1
Mining costs of sales	116.8	166.6
Energy costs of sales	12.2	12.7
Total costs of sales	$ 129.0	$ 179.3